Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income	$ 1,606	$ 1,173	$ 3,130	$ 2,298	$ 289	$ 4,193
Adjustments:
Net cash provided by operating activities			803	4,320	4,774	3,128
INVESTING ACTIVITIES
Net cash acquired through merger and acquisition					39,885
Net cash used for investing activities			(91,575)	(12,344)	(5,045)	(38,819)
FINANCING ACTIVITIES
Issuance of shares from exercise of stock options			120	0	120
Dividends paid			(1,475)	(484)	(1,462)	(1,433)
Net cash (used in) provided by financing activities			131,178	(146)	(10,301)	41,145
(Decrease) increase in cash and cash equivalents			40,406	(8,170)	(10,572)	5,454
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD			22,590	33,162	33,162
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 62,996		62,996		22,590	33,162
Parent Company [Member]
OPERATING ACTIVITIES
Net income					289	4,193
Adjustments:
Undistributed earnings of subsidiaries					(391)	(3,007)
Other, net					(72)	6
Net cash provided by operating activities					(174)	1,192
INVESTING ACTIVITIES
Net cash acquired through merger and acquisition					3,080
Investments in subsidiaries					(1,300)
Net cash used for investing activities					1,780
FINANCING ACTIVITIES
Issuance of shares from exercise of stock options					120
Dividends paid					(1,462)	(1,433)
Net cash (used in) provided by financing activities					(1,342)	(1,433)
(Decrease) increase in cash and cash equivalents					264	(241)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD			$ 276	$ 12	12	253
CASH AND CASH EQUIVALENTS AT END OF PERIOD					$ 276	$ 12